RESERVES, Summary (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jul. 19, 2020
RESERVES [Abstract]
Share-based payments reserve	$ 12,985,856		$ 4,738,007
Foreign currency translation reserve	(596,331)	$ (2,419)	(2,419)	$ 0
Reserve	$ 12,389,525		$ 4,735,588